Equity Method Investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Apr. 30, 2017	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Gain on disposal of equity method investment				$ 88	$ 0	$ 0	$ 88
Proceeds from Sale of Equity Method Investments				$ 179	0	0	179
Payments to Acquire Equity Method Investments					9,175	37	3,708
Viewsil Microelectronics Kunshan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity In Losses Of Equity Method Investee					173	1,266	71
Investor Level Goodwill	$ 1,897				1,897	$ 1,897	$ 1,897
Kneron Inc [Member]
Schedule of Equity Method Investments [Line Items]
Investee Level Intangible Asset	3,571				3,571
Equity In Losses Of Equity Method Investee					252
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 3,636
Finite-Lived Intangible Asset, Useful Life		7 years
Payments to Acquire Equity Method Investments		$ 6,850
Emza Visual Sense Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investee Level Intangible Asset	1,535				1,535
Equity In Losses Of Equity Method Investee					$ 757
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			$ 1,719
Finite-Lived Intangible Asset, Useful Life			7 years
Payments to Acquire Additional Investments Through Conversion of Original Debt			$ 270
Payments to Acquire Equity Method Investments			$ 2,230
Ganzin Technology Corp [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Method Investments	$ 95